Investment in joint venture (Tables)	9 Months Ended
Sep. 30, 2019
Investment in joint venture
Schedule of joint venture financial information

The following table illustrates summarized financial information of the Group’s investment in Flocktory joint venture:

	As of	As of
	December 31,	September 30,
	2018	2019
Joint venture companies’ statement of financial position:
Non-current assets	598	577
Current assets	191	236
including cash and cash equivalents	144	178
Non-current financial liabilities	—	(30)
Current liabilities	(20)	(50)
including financial liabilities	(18)	(42)
Net assets	769	733
Group’s share of net assets	631	601

Goodwill	205	219
Carrying amount of investment in joint venture company	836	820

Joint venture’ revenue and net income for the three and nine months ended September 30 was as follows:

	Three months	Nine months	Three months	Nine months
	ended	ended	ended	ended
	September 30,	September 30,	September 30,	September 30,
	2018	2018	2019	2019
Revenue	80	228	104	303
Cost of revenues	(32)	(100)	(54)	(158)
Other income and expenses, net	(48)	(151)	(65)	(183)
including depreciation and amortization	(20)	(59)	(23)	(69)
Total net loss	—	(23)	(15)	(38)
Group’s share of total net loss	—	(19)	(12)	(31)